Other Operating Gains Net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Other Operating Income [abstract]
Other operating (losses) gains, net	$ 261	$ 14	$ 305	$ 12
Revaluation of warrants	$ 256		$ 275